Events Occurring After Reporting Date (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 04, 2019	Dec. 31, 2018	Jul. 31, 2018	Jul. 01, 2018	Jun. 28, 2018	Apr. 27, 2018	Mar. 28, 2018	Feb. 23, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Events Occurring After Reporting Date (Textual)
Share options granted		8,644	135,875						6,029	10,564	10,564
Share options exercise price			$ 3.50	$ 11.30
Paid-up capital increased through cash injection							$ 324
Due from reebonz korea						$ 5,916
Trade facility agreement				$ 500	$ 5,000
Warrants issued				88,495
Non - adjusting events after reporting period [Member]
Events Occurring After Reporting Date (Textual)
Senior convertible note	$ 3,750
Minimum [Member]
Events Occurring After Reporting Date (Textual)
Percentage of shareholdings							49.20%
Due from reebonz korea						0
Maximum [Member]
Events Occurring After Reporting Date (Textual)
Percentage of shareholdings							49.70%
Due from reebonz korea						1
KRW [Member]
Events Occurring After Reporting Date (Textual)
Paid-up capital increased through cash injection							$ 241,000
Due from reebonz korea						$ 4,856
Employees [Member]
Events Occurring After Reporting Date (Textual)
Share options granted								424,000
Share options exercise price								$ 2.50